Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 11,626	$ 23,179
Other receivables		4,460	4,925
Notes receivable, current portion		301	261
Parts and supplies inventory		5,142	5,872
Investments in securities		71,230	69,448
Prepaid engine overhauls, current portion		14,522	5,127
Prepaid expenses and other current assets		6,752	5,865
Total current assets		116,793	131,761
Notes receivable, non-current portion, net		21,177	4,856
Due from related parties, non-current		0	2,629
Property and equipment, net		253,976	252,693
Operating lease right-of-use assets		84,649	51,051
Intangible assets, net		2,234	2,432
Prepaid engine overhauls, non-current portion		41,531	48,310
Other non-current assets		670	484
Total assets		521,030	494,216
Current liabilities
Excise tax payable		1,032	0
Long-term notes payable, current portion		26,471	23,581
Deferred revenue, current portion		83,914	58,023
Operating lease liabilities, current portion		17,907	9,782
Other current liabilities		28,705	21,777
Total current liabilities		221,536	138,695
Long-term notes payable, non-current portion		166,818	222,320
Operating lease liabilities, non-current portion		68,100	40,731
Deferred revenue, non-current portion		10,026	2,579
Derivative liability		2,508	971
Other non-current liabilities		16,712	41,503
Total liabilities		485,700	446,799
Commitments and contingencies (Note 22)
Temporary equity
Redeemable noncontrolling interest		(35,525)	0
Stockholders' equity
Accumulated other comprehensive loss		(69)	(476)
Additional paid-in capital		126,978
Accumulated deficit		(80,456)
Total flyExclusive stockholders' equity		46,461
Noncontrolling interests		24,394
Total stockholders' equity		70,855
Members' equity
LGM Enterprises, LLC members' deficit			(4,641)
Accumulated other comprehensive loss		(69)	(476)
Accumulated deficit		(80,456)
Total flyExclusive stockholders' equity			(5,117)
Noncontrolling interests			52,534
Total stockholders' equity			47,417
Total liabilities, temporary equity and stockholders' / members' equity		521,030	494,216
Common Class A
Stockholders' equity
Common stock	[1]	2
Common Class B
Stockholders' equity
Common stock	[1]	6
Nonrelated Party
Current assets
Accounts receivable, net		849	14,088
Current liabilities
Accounts payable		30,172	21,756
Short-term notes payable		14,396	3,704
Related Party
Current assets
Accounts receivable, net		1,911	2,996
Due from related parties, non-current		0	2,629
Current liabilities
Accounts payable		0	72
Short-term notes payable		$ 18,939	$ 0

[1]	Equity interests issued and outstanding for periods prior to the date of the Merger have not been retroactively restated to give effect to the reverse recapitalization. Prior to the closing of the Merger (as defined in Note 3, “Merger”), the legal structure of LGM was a limited liability company with ownership interests consisting of members’ units. Application of an exchange ratio of members’ units for shares of common stock for periods prior to the Merger would not be representative of the capital structure of the Company after the Merger. See Note 3, “Merger,” for further discussion.